Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Euro/U.S Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (95)	$ (64)
U.S Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)	(3)
U.S Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	98	92
U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	(12)
U.S Dollar/Turkey Lira [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	$ (1)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Option contract [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	52
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	22
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(38)
Swap contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(45)
Swap contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(22)
Swap contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	22
Swap contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	45
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	63
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	30
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(27)
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(52)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(6)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	7
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	34
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	16
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(15)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(28)
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 1